FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Three customers [Member]
Disclosure of major customers [line items]
Credit risk revenue and trade receivables, percentage	10.00%	10.00%
Four customers [Member]
Disclosure of major customers [line items]
Credit risk revenue and trade receivables, percentage			10.00%
Michigan Joint Operation [Member]
Disclosure of major customers [line items]
Credit risk revenue and trade receivables, percentage	45.00%	54.00%	40.00%
Sazka [Member]
Disclosure of major customers [line items]
Credit risk revenue and trade receivables, percentage	14.00%	11.00%	12.00%
Sazka [Member] | Trade receivables [Member]
Disclosure of major customers [line items]
Credit risk revenue and trade receivables, percentage	73.00%	43.00%
Two customers [Member] | Trade receivables [Member]
Disclosure of major customers [line items]
Credit risk revenue and trade receivables, percentage	10.00%	10.00%
William Hil [Member] | Trade receivables [Member]
Disclosure of major customers [line items]
Credit risk revenue and trade receivables, percentage	22.00%	55.00%